HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042          HV-5795 - PremierSolutions Standard (Series A)

333-72042          HV-6779 - PremierSolutions Standard (Series A-II)

333-72042          HV-5776 - PremierSolutions Cornerstone

333-72042          HV-6775 - PremierSolutions Cornerstone (Series II)

333-151805        HV-6776 - Premier Innovations(SM)

333-151805        HV-6778 - Premier Innovations(SM) (Series II)

333-151805        HV-6777 - Hartford 403(b) Cornerstone Innovations(SM)

Supplement dated December 30, 2010 to your Prospectus

SHARE CLASS CHANGE

FEDERATED KAUFMANN FUND – CLASS K

Effective December 31, 2010, Federated Kaufmann Fund – Class K share class will convert to Federated Kaufmann Fund – Class R share class.

As a result of the change, all references to the old Federated Kaufmann Fund – Class K share class in your Prospectus are deleted and replaced with the new Federated Kaufmann Fund – Class R share class.

The Prospectus is amended to reflect the above change.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.